Asset Impairment, Restructuring and Other Special Charges - Summary of Activity in Reserves (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 44.4	$ 78.0	$ 78.0	$ 38.1
Charges	0.5	0.1	27.2	193.8
Reserve adjustments		(0.2)	(6.0)	(2.5)
Cash paid	(7.6)	(20.3)	(48.9)	(151.4)
Balance at end of period	37.3	57.6	44.4	78.0
Facility exit costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	9.3	34.9	34.9	11.5
Charges	0.0	0.0	11.7	31.8
Reserve adjustments		(0.2)	(6.0)	1.4
Cash paid	(0.3)	(6.7)	(25.4)	(9.8)
Balance at end of period	9.0	28.0	9.3	34.9
Severance
Restructuring Reserve [Roll Forward]
Balance at beginning of period	35.1	43.1	43.1	26.6
Charges	0.5	0.1	15.5	162.0
Reserve adjustments		0.0	0.0	(3.9)
Cash paid	(7.3)	(13.6)	(23.5)	(141.6)
Balance at end of period	$ 28.3	$ 29.6	$ 35.1	$ 43.1